UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Revenues	$ 37,240	$ 51,437
Cost of sales	(23,443)	(29,497)
Gross profit	13,797	21,940
Other operating income	1	2,907
Research and development expenses	(1,949)	(2,493)
Selling, general and administrative expenses	(13,190)	(12,990)
Impairment charges	(519)	(6,068)
Operating profit/(loss)	(1,860)	3,296
Financial income	0	1,019
Financial expenses	(20,303)	(2,736)
Net financing expense	(20,303)	(1,717)
Profit/(loss) before tax	(22,163)	1,579
Total income tax credit/(expense)	180	(760)
Profit/(loss) for the period on continuing operations	(21,983)	819
Profit/(loss) for the period on discontinued operations	(2)	(0)
Profit/(loss) for the period (all attributable to owners of the parent)	$ (21,985)	$ 819
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings/(loss) per ADS	$ (0.75)	$ 0.04
Diluted earnings/(loss) per share	(0.75)	0.04
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings/(loss) per ADS	(0.19)	0.01
Diluted earnings/(loss) per share	$ (0.19)	$ 0.01